Equity (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Accumulated other comprehensive income	R$ 25,053	R$ 71,855	R$ 46,709
Translation gains (losses)	813	24,566
Losses on cash flow hedges, net of tax	(47,595)	593
Gains (losses) on financial assets at fair value through other comprehensive income	(20)	(13)
Reserve of exchange differences on translation
EQUITY
Accumulated other comprehensive income	81,955	81,142	56,576
Translation gains (losses)	813	24,566
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
EQUITY
Accumulated other comprehensive income	(9,307)	(9,287)	(9,274)
Gains (losses) on financial assets at fair value through other comprehensive income	(20)	(13)
Reserve of cash flow hedges
EQUITY
Accumulated other comprehensive income	(47,595)	0	R$ (593)
Losses on cash flow hedges, net of tax	R$ (47,595)	R$ 593